Variable Interest Entities (Summary Of VIE Consolidated By FHN) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets:
Cash and due from banks	$ 469,879		$ 384,667
Loans, net of unearned income	16,708,582	[1],[2]	16,397,127	[1],[2]	16,782,572	[1],[2]
Allowance for loan losses	276,963	[1],[2]	384,351	[1],[2]	664,799	[1],[2]	896,914
Total net loans	16,431,619		16,012,776
Other assets	1,963,312		2,151,656
Total assets	25,520,140		24,789,384
Liabilities:
Noninterest-bearing deposits	4,602,472		4,613,014
Term borrowings	2,226,482		2,481,660
Other liabilities	946,202		838,483
Total liabilities	23,010,934		22,104,747
Parent Company [Member]
Assets:
Allowance for loan losses	(1,850)		(3,700)
Other assets	217,934		208,613
Total assets	3,506,295		3,682,990
Liabilities:
Term borrowings	841,234		848,654
Total liabilities	997,089		998,353
Variable Interest Entity Consolidated Carrying Amount Assets [Member] | On Balance Sheet Consumer Loan Securitizations [Member]
Assets:
Cash and due from banks	0		4,914
Loans, net of unearned income	119,796		640,778
Allowance for loan losses	4,272		31,826
Total net loans	115,524		608,952
Other assets	1,869		13,418
Total assets	117,393		627,284
Variable Interest Entity Consolidated Carrying Amount Assets [Member] | Rabbi Trusts Used For Deferred Compensation Plans [Member]
Assets:
Other assets	60,788		58,690
Total assets	60,788		58,690
Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] | On Balance Sheet Consumer Loan Securitizations [Member]
Liabilities:
Term borrowings	108,502		620,127
Other liabilities	24		92
Total liabilities	108,526		620,219
Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] | Rabbi Trusts Used For Deferred Compensation Plans [Member]
Liabilities:
Other liabilities	49,758		50,508
Total liabilities	$ 49,758		$ 50,508

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.